Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Equity Grant Policy Disclosure

The employment agreements with the Company’s President and Chief Financial Officer contain periodic future equity grants to such officers. Other equity grants are discretionary and are not made on any particular schedule. The Compensation Committee takes material non-public information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material information for the purpose of affecting the value of equity compensation.

Award Timing Method [Text Block]	The Compensation Committee takes material non-public information into account when determining the timing and terms of equity awards.
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	The Company does not time the disclosure of material information for the purpose of affecting the value of equity compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false